REVENUE AND DEFERRED REVENUE (Details Narrative)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Customer one [member]
IfrsStatementLineItems [Line Items]
Revenue percentage	66.00%	91.00%